Mineral Stream Interests	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Mineral Stream Interests
12.	Mineral Stream Interests

	Year Ended December 31, 2024

	Cost			Accumulated Depletion & Impairment 1				Carrying Amount Dec 31, 2024
(in thousands)	Balance Jan 1, 2024	Additions	Balance Dec 31, 2024	Balance Jan 1, 2024	Depletion	Impairment Charge	Balance Dec 31, 2024

Gold interests
Salobo	$3,429,911	$-	$3,429,911	$(748,492)	$(85,934)	$-	$(834,426)	$2,595,485
Sudbury 2	623,864	-	623,864	(361,379)	(20,934)	-	(382,313)	241,551
Constancia	140,058	-	140,058	(59,793)	(15,939)	-	(75,732)	64,326
San Dimas	220,429	-	220,429	(75,707)	(8,241)	-	(83,948)	136,481
Stillwater 3	239,352	-	239,352	(27,883)	(4,009)	-	(31,892)	207,460
Other 4	656,187	378,920	1,035,107	(52,498)	(1,293)	-	(53,791)	981,316

	$5,309,801	$378,920	$5,688,721	$(1,325,752)	$(136,350)	$-	$(1,462,102)	$4,226,619

Silver interests
Peñasquito	$524,626	$-	524,626	$(248,394)	$(31,767)	$-	$(280,161)	$244,465
Antamina	900,343	-	900,343	(380,813)	(28,759)	-	(409,572)	490,771
Constancia	302,948	-	302,948	(123,365)	(14,205)	-	(137,570)	165,378
Other 5	1,159,563	96,499	1,256,062	(577,450)	(15,982)	-	(593,432)	662,630

	$2,887,480	$96,499	$2,983,979	$(1,330,022)	$(90,713)	$-	$(1,420,735)	$1,563,244

Palladium interests
Stillwater 3	$263,721	$-	$263,721	$(43,054)	$(7,488)	$-	$(50,542)	$213,179
Platreef	-	78,814	78,814	-	-	$-	-	78,814

	$263,721	$78,814	$342,535	$(43,054)	$(7,488)	$-	$(50,542)	$291,993

Platinum interests
Marathon	$9,451	$-	$9,451	$-	$-	$-	$-	$9,451
Platreef	-	57,584	57,584	-	-	$-	-	57,584

	$9,451	$57,584	$67,035	$-	$-	$-	$-	$67,035

Cobalt interests
Voisey’s Bay 6	$393,422	$-	$393,422	$(42,606)	$(11,266)	$(108,861)	$(162,733)	$230,689

	$8,863,875	$611,817	$9,475,692	$(2,741,434)	$(245,817)	$(108,861)	$(3,096,112)	$6,379,580

1)
Includes cumulative impairment charges to December 31, 2024 as follows: Pascua-Lama silver interest - $338 million; Sudbury gold interest - $120 million; and Voisey’s Bay cobalt interest - $109 million.

2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)
Comprised of the Minto, Copper World Complex, Marmato, Santo Domingo, Fenix, Blackwater, Marathon, Goose, El Domo (previously referred to as Curipamba), Cangrejos, Curraghinalt, Platreef, Kudz Ze Kayah, Koné and Kurmuk gold interests. The additions to other gold interests includes: Platreef - $275 million; Kudz Ze Kayah - $14 million; Cangrejos - $16 million; Marmato - $40 million; and Kurmuk - $44 million
; less a repayment relative to El Domo - $10 million to be re-advanced at a later date.

5)
Comprised of the Los Filos, Zinkgruvan, Stratoni, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex, Marmato, Cozamin, Blackwater, El Domo (previously referred to as Curipamba). Mineral Park and Kudz Ze Kayah silver interests. The additions to other silver interests includes: Kudz Ze Kayah - $
25 million
;
and Mineral Park - $75 million
; less a repayment relative to El Domo - $3 million to be re-advanced at a later date.

6)
When cobalt is delivered to the Company it is recorded as inventory until such time as it is sold and the cost of the cobalt is recorded as a cost of sale. Depletion in this table for the Voisey’s Bay cobalt interest is inclusive of depletion relating to inventory.

	Year Ended December 31, 2023

	Cost				Accumulated Depletion & Impairment 1			Carrying Amount Dec 31, 2023
(in thousands)	Balance Jan 1, 2023	Additions	Disposal	Balance Dec 31, 2023	Balance Jan 1, 2023	Depletion	Balance Dec 31, 2023

Gold interests
Salobo	$3,059,876	$370,035	$-	$3,429,911	$(676,614)	$(71,878)	$(748,492)	$2,681,419
Sudbury 2	623,864	-	-	623,864	(340,448)	(20,931)	(361,379)	262,485
Constancia	140,058	-	-	140,058	(44,475)	(15,318)	(59,793)	80,265
San Dimas	220,429	-	-	220,429	(64,564)	(11,143)	(75,707)	144,722
Stillwater 3	239,352	-	-	239,352	(23,500)	(4,383)	(27,883)	211,469
Other 4	545,391	152,169	(41,373)	656,187	(51,248)	(1,250)	(52,498)	603,689

	$4,828,970	$522,204	$(41,373)	$5,309,801	$(1,200,849)	$(124,903)	$(1,325,752)	$3,984,049

Silver interests
Peñasquito	$524,626	$-	$-	$524,626	$(230,952)	$(17,442)	$(248,394)	$276,232
Antamina	900,343	-	-	900,343	(354,975)	(25,838)	(380,813)	519,530
Constancia	302,948	-	-	302,948	(110,001)	(13,364)	(123,365)	179,583
Other 5	1,018,199	141,364	-	1,159,563	(565,103)	(12,347)	(577,450)	582,113

	$2,746,116	$141,364	$-	$2,887,480	$(1,261,031)	$(68,991)	$(1,330,022)	$1,557,458

Palladium interests
Stillwater 3	$263,721	$-	$-	$263,721	$(36,909)	$(6,145)	$(43,054)	$220,667

Platinum interests
Marathon	$9,428	$23	$-	$9,451	$-	$-	$-	$9,451

Cobalt interests
Voisey’s Bay 6	$393,422	$-	$-	$393,422	$(35,849)	$(6,757)	$(42,606)	$350,816

	$8,241,657	$663,591	$(41,373)	$8,863,875	$(2,534,638)	$(206,796)	$(2,741,434)	$6,122,441

1)	Includes cumulative impairment charges to December 31, 2023 as follows: Pascua-Lama silver interest - $338 million; and Sudbury gold interest - $120 million.
2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)
Comprised of the Minto, Copper World Complex, Marmato, Santo Domingo, Fenix, Blackwater, Marathon, Goose, El Domo, Cangrejos and Curraghinalt gold interests. The additions to other gold interests includes: Blackwater - $40 million; Goose - $63 million; Cangrejos - $29 million; and Curraghinalt - $20 million.

5)
Comprised of the Los Filos, Zinkgruvan, Stratoni, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex, Marmato, Cozamin, Blackwater, El Domo and Mineral Park silver interests. The additions to other silver interests includes: Blackwater - $
141 million.

6)
When cobalt is delivered to the Company it is recorded as inventory until such time as it is sold and the cost of the cobalt is recorded as a cost of sale. Depletion in this table for the Voisey’s Bay cobalt interest is inclusive of depletion relating to inventory.

The value allocated to reserves is classified as depletable upon a mining operation achieving commercial production and is depleted on a unit-of-production
basis over the estimated recoverable proven and probable reserves at the mine. The value associated with resources and exploration potential is allocated at acquisition and is classified as non-depletable
until such time as it is transferred to the depletable category, generally as a result of the conversion of resources or exploration potential into reserves.

	December 31, 2024			December 31, 2023

(in thousands)	Depletable	Non- Depletable	Total	Depletable	Non- Depletable	Total

Gold interests
Salobo	$2,269,310	$326,175	$2,595,485	$2,303,719	$377,700	$2,681,419
Sudbury 1	199,840	41,711	241,551	218,467	44,018	262,485
Constancia	60,721	3,605	64,326	74,758	5,507	80,265
San Dimas	47,187	89,294	136,481	55,428	89,294	144,722
Stillwater 2	187,826	19,634	207,460	186,668	24,801	211,469
Other 3	16,706	964,610	981,316	17,999	585,690	603,689

	$2,781,590	$1,445,029	$4,226,619	$2,857,039	$1,127,010	$3,984,049

Silver interests
Peñasquito	$244,465	$-	$244,465	$202,528	$73,704	$276,232
Antamina	143,753	347,018	490,771	172,512	347,018	519,530
Constancia	158,896	6,482	165,378	169,527	10,056	179,583
Other 4	122,498	540,132	662,630	130,462	451,651	582,113

	$669,612	$893,632	$1,563,244	$675,029	$882,429	$1,557,458

Palladium interests
Stillwater 2	$205,691	$7,488	$213,179	$211,959	$8,708	$220,667
Platreef	-	78,814	78,814	-	-	-

	$205,691	$86,302	$291,993	$211,959	$8,708	$220,667

Platinum interests
Marathon	$-	$9,451	$9,451	$-	$9,451	$9,451
Platreef	-	57,584	57,584	-	-	-

	$-	$67,035	$67,035	$-	$9,451	$9,451

Cobalt interests
Voisey’s Bay	$217,300	$13,389	$230,689	$321,454	$29,362	$350,816

	$3,874,193	$2,505,387	$6,379,580	$4,065,481	$2,056,960	$6,122,441

1)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
2)	Comprised of the Stillwater and East Boulder gold and palladium interests.
3)	Comprised of the Minto, Copper World Complex, Marmato, Santo Domingo, Fenix, Blackwater, Marathon, Goose, El Domo, Cangrejos, Curraghinalt, Platreef, Kudz Ze Kayah, Koné and Kurmuk gold interests.
4)
Comprised of the Los Filos, Zinkgruvan, Stratoni, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex, Marmato, Cozamin, Blackwater, El Domo, Mineral Park and Kudz Ze Kayah silver interests.

Significant acquisitions, amendments and disposals of mineral stream interests in the years ended December 31, 2024 and 2023 are outlined below. The percentage of payable production and other key PMPA terms for all mineral stream interests are described in Note 27.
Partial Disposition of Goose PMPA
On April 12, 2023, Sabina Gold & Silver Corp. (“Sabina”) announced that shareholders approved the proposed acquisition by B2Gold Corp. (“B2Gold”) of all the issued and outstanding common shares of Sabina. The transaction closed April 19, 2023. Subsequent to closing, B2Gold exercised the option to acquire 33% of the stream under the Goose PMPA in exchange for a cash payment in the amount of $46 million, resulting in a gain on partial disposal of the Goose PMPA in the amount of $5 million, calculated as follows:

(in thousands)

Proceeds received on 33% buyback of Goose	$46,400

Less: 33% carrying value	(41,373)

Gain on partial disposal of the Goose PMPA	$5,027
Acquisition of Cangrejos PMPA
On May 16, 2023, the Company entered into a PMPA (the “Cangrejos PMPA”) with Lumina Gold Corp. (“Lumina”) in respect of its 100% owned Cangrejos gold-copper project located in El Oro Province, Ecuador. Under the terms of the agreement, Wheaton is committed to pay Lumina total upfront cash payments of $300 million, $48 million of which is available pre-construction,
with the remainder to be paid in staged equal installments during construction of the mine, subject to various customary conditions being satisfied. As it relates to the $48 million, payments will be made in installments, including (i) $12 million which was paid on closing; (ii) $10 million that was paid on November 22, 2023 (six months after closing); (iii) $9 million that was paid on May 31, 2024 (12 months after closing); (iv) $6 million that
was paid on December 2, 2024 and (v) $11 million
that
can be drawn upon for committed acquisition of surface rights, of which $7 million was paid on November 22, 2023 and $1 million was paid on May 31, 2024.
Amendment to the Blackwater Gold PMPA
On June 14, 2023, the Company amended the Blackwater Gold PMPA. Under the terms of the amended agreement, the Company paid total upfront cash consideration of
$40 million.
Acquisition of Mineral Park PMPA
On October 24, 2023, the Company entered into a PMPA (the “Mineral Park PMPA”) with Waterton Copper Corp., a subsidiary of Waterton Copper LP (“Waterton Copper”), in respect of silver production from the Mineral Park mine located in Arizona, USA (“Mineral Park”). Under the terms of the Mineral Park PMPA, the Company is committed to pay Waterton Copper total upfront cash consideration of $115 million in four payments during construction through three installments of $25 million which were paid in 2024 and a final installment of $40 million.
Acquisition of Curraghinalt PMPA
On November 15, 2023, the Company entered into a PMPA for a gold stream in respect of Dalradian Gold’s Curraghinalt Project (the “Curraghinalt PMPA”). The Curraghinalt project is located in Northern Ireland, United Kingdom. Under the Curraghinalt PMPA, the Company
 paid
 $20 million on December 21, 2023 with an additional $55 million to be
paid during construction, subject to various customary conditions being satisfied.
Salobo – Mill Throughput Expansion Payment
On November 21, 2023, Vale reported the successful completion of the throughput test for the first phase of the Salobo III project, with the Salobo complex exceeding an average of 32 million tonnes per annum (“Mtpa”) over a
90-day
period. Under the terms of the agreement, the Company paid Vale $370 million for the completion of the first phase of the Salobo III expansion project on December 1, 2023 (see Note 27 for more information).
Acquisition of Existing Platreef & Kudz Ze Kayah PMPAs
On February 27, 2024, the Company closed the previously announced agreement with certain entities advised by Orion Resource Partners (“Orion”) to acquire existing streams in respect of Ivanhoe Mines’ Platreef Project (the “Platreef Streams”) and BMC Minerals’ Kudz Ze Kayah (“KZK”) Project (the “Kudz Ze Kayah Streams”). On February 27, 2024, the Company paid $450 million to Orion, with an additional $5 million contingency payment due to Orion if the KZK project achieves certain milestones.
The Platreef Project is located in Johannesburg, South Africa, while the Kudz Ze Kayah stream is located in Yukon, Canada.

Amendment to the Fenix PMPA
On October 21, 2024, the Company amended the Fenix PMPA, in exchange for which, the Company is committed to pay additional upfront cash consideration of $100 million, payable in two equal installments, subject to various customary conditions being satisfied. To date, no amounts have been advanced under the Fenix PMPA amendment.
Acquisition of Koné Gold PMPA
On October 23, 2024, the Company entered into a PMPA (the “Koné Gold PMPA”) with Montage Gold Corp. (“Montage”) in respect of its 90% owned Koné Gold Project located in Côte d’Ivoire. Under the terms of the Koné Gold PMPA, the Company is committed to pay Montage total upfront cash payments of $625 million, payable in four equal installment payments during construction, subject to certain conditions, including that all permits have been obtained. To date, no amounts have been advanced under the Koné Gold PMPA.
Acquisition of Kurmuk PMPA
On December 5, 2024, the Company entered into a PMPA (the “Kurmuk Gold PMPA”) with Allied Gold Corporation (“Allied”) in respect of its Kurmuk project located in Ethiopia. Under the terms of the agreement, Wheaton is committed to pay Allied total upfront cash payments of $175 million, payable in four equal installment payments during construction, subject to certain conditions. The first payment of $44 million was paid on December 19, 2024.